Expense Example, No Redemption - Retail	Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, No Redemption, 1 Year	Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, No Redemption, 3 Years	Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, No Redemption, 5 Years	Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C Expense Example, No Redemption, 10 Years	Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, No Redemption, 1 Year	Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, No Redemption, 3 Years	Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, No Redemption, 5 Years	Strategic Income Fund Thornburg Strategic Income Fund - Class C Expense Example, No Redemption, 10 Years	International Value Fund Thornburg International Value Fund - Class C Expense Example, No Redemption, 1 Year	International Value Fund Thornburg International Value Fund - Class C Expense Example, No Redemption, 3 Years	International Value Fund Thornburg International Value Fund - Class C Expense Example, No Redemption, 5 Years	International Value Fund Thornburg International Value Fund - Class C Expense Example, No Redemption, 10 Years	International Growth Fund Thornburg International Growth Fund - Class C Expense Example, No Redemption, 1 Year	International Growth Fund Thornburg International Growth Fund - Class C Expense Example, No Redemption, 3 Years	International Growth Fund Thornburg International Growth Fund - Class C Expense Example, No Redemption, 5 Years	International Growth Fund Thornburg International Growth Fund - Class C Expense Example, No Redemption, 10 Years	Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, No Redemption, 1 Year	Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, No Redemption, 3 Years	Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, No Redemption, 5 Years	Income Builder Fund Thornburg Investment Income Builder Fund - Class C Expense Example, No Redemption, 10 Years	Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, No Redemption, 1 Year	Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, No Redemption, 3 Years	Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, No Redemption, 5 Years	Global Opportunities Fund Thornburg Global Opportunities Fund - Class C Expense Example, No Redemption, 10 Years	Developing World Fund Thornburg Developing World Fund Class C Expense Example, No Redemption, 1 Year	Developing World Fund Thornburg Developing World Fund Class C Expense Example, No Redemption, 3 Years	Developing World Fund Thornburg Developing World Fund Class C Expense Example, No Redemption, 5 Years	Developing World Fund Thornburg Developing World Fund Class C Expense Example, No Redemption, 10 Years	Better World International Fund Thornburg Better World International Fund - Class C Expense Example, No Redemption, 1 Year	Better World International Fund Thornburg Better World International Fund - Class C Expense Example, No Redemption, 3 Years	Better World International Fund Thornburg Better World International Fund - Class C Expense Example, No Redemption, 5 Years	Better World International Fund Thornburg Better World International Fund - Class C Expense Example, No Redemption, 10 Years
USD ($)	130	484	862	1,924	183	591	1,026	2,234	212	655	1,124	2,421	211	652	1,119	2,410	204	630	1,083	2,338	212	655	1,124	2,421	229	706	1,210	2,595	241	966	1,714	3,684